STOCKHOLDERS’ EQUITY (Details Narrative) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Oct. 31, 2022	Jun. 30, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ 0.001
Common stock shares authorized	100,000,000	100,000,000
Common stock par value	$ 0.001	$ 0.001
Common stock, shares outstanding	94,572,767	94,572,767
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred shares issued upon conversion					1,000,000
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred shares issued upon conversion					1,000,000
Share price			$ 20
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value				$ 0.001
Preferred shares issued upon conversion				1,000,000
Series A, B and C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized	110,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares authorized	100,000,000	100,000,000
Common stock par value	$ 0.001	$ 0.001